Income Taxes - Schedule of Income (Loss) Before Income Tax (Details) (US VR Global Inc.) - US VR Global Inc. [Member]	10 Months Ended
Dec. 31, 2017 USD ($)
Income/(Loss) before income tax	$ (1,976,840)
Local [Member]
Income/(Loss) before income tax	(1,376,149)
Labuan [Member]
Income/(Loss) before income tax	(3,300)
Hong Kong [Member]
Income/(Loss) before income tax	(2,590)
Malaysia [Member]
Income/(Loss) before income tax	$ (594,801)